UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS Global Thematic Fund
	Shares	Value ($)
Common Stocks 97.7%
Austria 1.3%
Erste Group Bank AG* (Cost $9,682,052)	362,549	10,675,356
Bahrain 0.3%
Aluminium Bahrain 144A (GDR) (Cost $4,458,681)	370,015	2,109,086
Belgium 0.8%
Belgacom SA (Cost $6,544,055)	212,580	6,247,074
Bermuda 1.1%
Lazard Ltd. "A" (a)	223,941	6,595,062
Teekay Corp.	73,643	2,372,778

(Cost $8,614,758)		8,967,840
Brazil 3.4%
All America Latina Logistica SA	723,957	2,669,778
Braskem SA (ADR) (a)	374,716	4,878,802
Diagnosticos da America SA	440,301	2,559,219
Embraer SA (ADR)	148,549	3,703,327
Gol Linhas Aereas Inteligentes SA (ADR)* (a)	579,468	2,787,241
OGX Petroleo e Gas Participacoes SA*	1,274,902	2,589,421
SLC Agricola SA	927,137	7,762,299

(Cost $35,669,570)		26,950,087
Canada 4.9%
Barrick Gold Corp.	127,886	4,415,903
Detour Gold Corp.*	74,395	1,842,369
Goldcorp, Inc.	69,897	2,705,014
Potash Corp. of Saskatchewan, Inc. (a)	580,987	22,379,619
TransAlta Corp.	483,010	7,269,341

(Cost $45,969,442)		38,612,246
China 4.3%
China Life Insurance Co., Ltd. (ADR) (a)	17,769	784,324
China Life Insurance Co., Ltd. "H"	3,956,880	11,600,609
Home Inns & Hotels Management, Inc. (ADR)* (a)	162,280	4,362,086
Industrial & Commercial Bank of China Ltd. "H"	7,183,327	4,842,207
Li Ning Co., Ltd.* (a)	2,757,899	1,457,856
Mindray Medical International Ltd. (ADR)	104,105	3,521,872
Ping An Insurance (Group) Co. of China Ltd. "H"	656,200	4,948,928
Yanzhou Coal Mining Co., Ltd. "H" (a)	1,523,890	2,343,004

(Cost $38,402,170)		33,860,886
Denmark 0.6%
A P Moller-Maersk AS "B" (Cost $4,727,859)	650	4,631,308
Egypt 0.5%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $1,623,732)	1,439,742	4,135,090
France 1.4%
LVMH Moet Hennessy Louis Vuitton SA (a)	41,815	7,335,191
Renault SA	79,941	4,012,225

(Cost $9,748,155)		11,347,416
Germany 10.9%
Adidas AG	76,135	6,704,403
Axel Springer AG (a)	183,001	7,972,215
Deutsche Lufthansa AG (Registered)	339,817	5,640,220
Deutsche Post AG (Registered)	1,075,306	22,320,570
Fraport AG	231,845	12,870,196
Infineon Technologies AG	2,944,197	22,588,817
TAG Immobilien AG (a)	74,054	896,339
Telefonica Deutschland Holding AG*	1,043,621	7,763,653

(Cost $79,690,534)		86,756,413
Hungary 0.5%
OTP Bank Nyrt. (Cost $3,897,198)	216,483	4,077,234
India 2.1%
ICICI Bank Ltd. (ADR) (a) (Cost $14,938,790)	402,232	16,487,490
Ireland 0.5%
Shire PLC (Cost $4,098,077)	137,178	3,963,996
Israel 1.2%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $11,461,097)	236,755	9,553,064
Japan 2.6%
FANUC Corp.	69,600	11,806,136
INPEX Corp.	1,692	9,070,316

(Cost $20,368,719)		20,876,452
Korea 1.9%
Hyundai Engineering & Construction Co., Ltd.	44,381	2,786,531
Samsung Electronics Co., Ltd.	9,673	12,557,547

(Cost $9,832,062)		15,344,078
Luxembourg 0.6%
Millicom International Cellular SA (SDR) (Cost $4,851,926)	54,733	4,699,768
Malaysia 0.6%
CIMB Group Holdings Bhd. (Cost $4,412,928)	1,835,800	4,510,888
Mexico 1.3%
Wal-Mart de Mexico SAB de CV "V" (Cost $9,836,963)	3,313,108	10,397,771
Netherlands 4.1%
Koninklijke (Royal) KPN NV	1,106,635	6,257,310
QIAGEN NV*	450,893	8,329,622
Unilever NV (CVA)	471,008	17,870,134

(Cost $38,802,424)		32,457,066
Panama 0.4%
Copa Holdings SA "A" (Cost $2,423,587)	37,781	3,583,150
Russia 2.8%
Gazprom OAO (ADR) (b)	574,928	5,113,006
LUKOIL OAO (ADR) (b)	207,093	13,039,894
X5 Retail Group NV (GDR) REG S*	249,779	4,275,378

(Cost $22,610,018)		22,428,278
South Africa 2.3%
MTN Group Ltd.	216,944	3,991,163
Murray & Roberts Holdings Ltd.*	626,212	1,510,318
Shoprite Holdings Ltd.	167,679	3,620,404
Standard Bank Group Ltd.	511,469	6,047,636
Tiger Brands Ltd.	84,578	2,847,704

(Cost $18,936,760)		18,017,225
Sweden 3.1%
Telefonaktiebolaget LM Ericsson "B" (Cost $28,344,391)	2,633,320	24,643,870
Switzerland 5.0%
Julius Baer Group Ltd.*	541,260	18,551,308
Novartis AG (Registered)	166,566	10,309,034
Roche Holding AG (Genusschein)	53,954	10,620,945

(Cost $38,534,755)		39,481,287
Thailand 1.6%
Bangkok Bank PCL (Foreign Registered)	533,100	3,351,359
Kasikornbank PCL (Foreign Registered)	527,000	3,210,819
Seamico Securities PCL (Foreign Registered)	29,332,092	1,395,401
Siam Cement Public Co., Ltd.	393,017	5,056,145

(Cost $12,177,955)		13,013,724
United Kingdom 1.7%
Rio Tinto PLC	171,976	8,563,610
SABMiller PLC	110,721	5,015,259

(Cost $12,495,678)		13,578,869
United States 35.9%
Abbott Laboratories	64,539	4,195,035
Adobe Systems, Inc.*	197,799	6,845,823
AGCO Corp.*	276,887	12,778,335
Bank of America Corp.	1,744,222	17,198,029
Buffalo Wild Wings, Inc.* (a)	23,638	1,712,337
Bunge Ltd. (a)	105,079	7,687,580
Calpine Corp.* (a)	964,831	16,652,983
CSX Corp.	764,836	15,113,159
Dow Chemical Co. (a)	716,220	21,622,682
Energy Transfer Equity LP	104,121	4,734,382
Energy Transfer Partners LP	170,037	7,462,924
Frontier Communications Corp. (a)	265,558	1,277,334
Harley-Davidson, Inc.	67,311	3,160,925
Hewlett-Packard Co.	555,275	7,213,022
iRobot Corp.* (a)	91,482	1,723,521
Laboratory Corp. of America Holdings* (a)	272,199	23,025,313
Life Technologies Corp.* (a)	171,565	8,466,733
McDonald's Corp.	44,843	3,903,135
Monsanto Co.	54,454	4,987,442
NCR Corp.*	537,050	12,851,607
NetApp, Inc.*	242,041	7,675,120
New York Times Co. "A"* (a)	306,261	2,483,777
NIKE, Inc. "B"	45,434	4,428,906
Oracle Corp.	372,673	11,962,803
Plains All American Pipeline LP	63,695	2,966,913
Quest Diagnostics, Inc.	95,749	5,532,377
Ryder System, Inc.	54,086	2,545,828
Schlumberger Ltd.	135,110	9,676,578
Starwood Hotels & Resorts Worldwide, Inc.	215,576	11,632,481
Symantec Corp.* (a)	330,032	6,191,400
The Mosaic Co.	467,398	25,267,536
Tumi Holdings, Inc.*	109,818	2,467,610
UnitedHealth Group, Inc.	139,784	7,602,852
Weight Watchers International, Inc. (a)	57,552	2,990,402

(Cost $282,811,785)		286,036,884

Total Common Stocks (Cost $785,966,121)		777,443,896
Preferred Stocks 1.6%
Brazil 0.6%
Itau Unibanco Holding SA (ADR) (a)	331,398	5,020,680
Germany 1.0%
Volkswagen AG	34,540	7,477,336

Total Preferred Stocks (Cost $11,053,202)		12,498,016
Rights 0.0%
Germany
Tag Immobilien AG, Expiration Date 12/7/2012* (Cost $0)	74,054	0
Participatory Note 0.1%
Nigeria
Guaranty Trust Bank PLC (issuer HSBC Bank PLC), Expiration Date 9/15/2014 (Cost $328,366)	3,664,817	450,677
Warrants 0.2%
United Kingdom
HSBC Bank PLC, Expiration Date 9/28/2015* (Cost $1,741,579)	18,950,805	1,816,188

	Principal Amount ($)	Value ($)
Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,547,408

	Shares	Value ($)
Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 0.19% (c) (d) (Cost $80,043,621)	80,043,621	80,043,621
Cash Equivalents 0.0%
Central Cash Management Fund, 0.17% (c) (Cost $43,527)	43,527	43,527

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $879,176,416) †	109.8	873,843,333
Other Assets and Liabilities, Net (a)	(9.8)	(77,832,764)

Net Assets	100.0	796,010,569

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $882,496,164.  At November 30, 2012, net unrealized depreciation for all securities based on tax cost was $8,652,831.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $53,953,819 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $62,606,650.

(a)
All or a portion of these securities were on loan amounting to $77,495,844. In addition, included in other assets and liabilities, net are pending sale, amounting to $113,748, that are also on loan. The value of all securities loaned at November 30, 2012 amounted to $77,609,592 which is 9.7% of net assets.

(b)	Listed on the London Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SDR: Swedish Depositary Receipt

At November 30, 2012 the DWS Global Thematic Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks, Rights, Participatory Note, Warrants & Other Investments
Financials	122,460,534	15.4%
Information Technology	112,530,009	14.2%
Materials	105,375,616	13.3%
Industrials	104,746,097	13.2%
Health Care	97,680,062	12.3%
Consumer Discretionary	73,824,406	9.3%
Consumer Staples	59,476,529	7.5%
Energy	59,369,216	7.5%
Telecommunication Services	34,371,392	4.3%
Utilities	23,922,324	3.0%
Total	793,756,185	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Preferred Stocks(e)
Austria	$—	$10,675,356	$—	$10,675,356
Bahrain	—	2,109,086	—	2,109,086
Belgium	—	6,247,074	—	6,247,074
Bermuda	8,967,840	—	—	8,967,840
Brazil	31,970,767	—	—	31,970,767
Canada	38,612,246	—	—	38,612,246
China	8,668,282	25,192,604	—	33,860,886
Denmark	—	4,631,308	—	4,631,308
Egypt	—	4,135,090	—	4,135,090
France	—	11,347,416	—	11,347,416
Germany	—	94,233,749	—	94,233,749
Hungary	—	4,077,234	—	4,077,234
India	16,487,490	—	—	16,487,490
Ireland	—	3,963,996	—	3,963,996
Israel	9,553,064	—	—	9,553,064
Japan	—	20,876,452	—	20,876,452
Korea	—	15,344,078	—	15,344,078
Luxembourg	—	4,699,768	—	4,699,768
Malaysia	—	4,510,888	—	4,510,888
Mexico	10,397,771	—	—	10,397,771
Netherlands	—	32,457,066	—	32,457,066
Panama	3,583,150	—	—	3,583,150
Russia	—	22,428,278	—	22,428,278
South Africa	—	18,017,225	—	18,017,225
Sweden	—	24,643,870	—	24,643,870
Switzerland	—	39,481,287	—	39,481,287
Thailand	—	13,013,724	—	13,013,724
United Kingdom	—	13,578,869	—	13,578,869
United States	286,036,884	—	—	286,036,884
Rights(e)	—	—	0	0
Participatory Notes(e)	—	450,677	—	450,677
Warrants(e)	—	1,816,188	—	1,816,188
Other Investments	1,547,408	—	—	1,547,408
Short-Term Investments(e)	80,087,148	—	—	80,087,148
Total	$495,912,050	$377,931,283	$0	$873,843,333

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013